Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

6. GOODWILL

Goodwill is evaluated for impairment at least annually to determine whether it is more likely than not that the fair value of the reporting units exceed their carrying value. If this assessment concludes that is more likely than not that the fair value of a reporting unit exceeds its carrying value, then goodwill is not considered impaired and no further impairment testing is required. Qualitative factors are considered for this assessment, such as, financial performance, industry and market comparables, and other factors affecting the reporting unit. If the assessment concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, a goodwill impairment test is performed to compare the fair value of the reporting unit to its carrying value. The Company determines fair value of the reporting units using both income and market based models. Under these methods, the technique used to determine fair value is sensitive to estimates and assumptions associated with cash flow from operations and its growth, discount rates, and reporting unit terminal values. The Company performs its annual impairment evaluation of goodwill during the fourth quarter of each year and as changes in facts and circumstances indicate impairment exists. During the annual impairment evaluation in the fourth quarter of 2014 and 2013, the results of our assessment indicated goodwill was not impaired.

During 2014, the Company acquired Health Care Compliance Strategies, Inc., and during 2013, the Company acquired Baptist Leadership Group. The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows (in thousands):

	Workforce	Patient Experience	Provider	Total
Balance at January 1, 2014	$6,168	$24,154	$5,424	$35,746
Acquisition of Health Care Compliance Strategies, Inc.	6,168	—	—	6,168

Balance at December 31, 2014	$12,336	$24,154	$5,424	$41,914

	Workforce	Patient Experience	Provider	Total
Balance at January 1, 2013	$6,168	$17,840	$5,291	$29,299
Acquisition of Sy.Med Development, Inc.	—	—	133	133
Acquisition of Baptist Leadership Group	—	6,314	—	6,314

Balance at December 31, 2013	$6,168	$24,154	$5,424	$35,746